Acquisition Of Businesses (Schedule Of Non-Significant Acquisitions) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill	$ 14,895	$ 16,904
Franchised Restaurants [Member]
Business Acquisition [Line Items]
Property and equipment	583	2,186	1,793
Identifiable intangible assets	518	6,628	6,061
Goodwill	2,029	0	1,196
Assumed debt	0	(317)	0
Gain on bargain purchase of franchised restaurants	(71)	(3,827)	(1,161)
Purchase price	3,059	4,670	7,889
Restaurants sold in exchange	0	(635)	0
Settlement of franchise receivable	(1,436)	0	(1,885)
Seller financing	(798)	(3,711)	0
Purchase price paid at acquisition date	$ 825	$ 324	$ 6,004